CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Initial public offering expenses					$ 6.4
Capitalized interest	$ 2.1	$ 8.0	$ 12.4	$ 32.2	$ 11.2